Fund Summary
Franklin Adjustable U.S. Government Securities Fund
Investment Goal
High level of current income, while providing lower volatility of principal than a fund that invests in fixed-rate securities.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 128 in the Fund's Prospectus and under “Buying and Selling Shares” on page 79 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Franklin Adjustable U.S. Government Securities Fund	Class A		Class A1		Class C	Class R6		Advisor Class
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	2.25%		2.25%	[1]	none	none	[2]	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	[3]	none	[1],[3]	1.00%	none	[2]	none
[1]	The Fund will begin offering Class A1 shares on June 18, 2014.
[2]	The Fund began offering Class R6 shares on September 20, 2013.
[3]	There is a 0.75% contingent deferred sales charge that applies to investments of $1 million or more (see "Sales Charges - Class A" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Franklin Adjustable U.S. Government Securities Fund		Class A	Class A1		Class C	Class R6	Advisor Class
Management Fees (as a percentage of Assets)	[1]	0.50%	0.50%	[2]	0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees		0.25%	0.10%	[2]	0.65%	none	none
Other Expenses (as a percentage of Assets):	[3]	0.12%	0.12%	[2]	0.12%	0.04%	0.12%
Expenses (as a percentage of Assets)		0.87%	0.72%	[2]	1.27%	0.54%	0.62%
[1]	Management fees and other expenses have been restated to reflect current fiscal year fees and expenses as a result of the bundling of the Fund's investment management agreement with its fund administration agreement effective May 1, 2013. Such combined investment management fees are described further under "Management" in the Fund's prospectus. Total annual fund operating expenses are not affected by such bundling.
[2]	The figures shown represent the estimated expenses for A1.
[3]	Other expenses for Class R6 represent an estimate of expenses, including the effect of this Class's lower shareholder servicing fees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Franklin Adjustable U.S. Government Securities Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	312	496	696	1,273
Class A1	297	450	617	1,099
Class C	229	403	697	1,534
Class R6	55	173	302	677
Advisor Class	63	199	346	774

If you do not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Franklin Adjustable U.S. Government Securities Fund Class C	129	403	697	1,534

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 8.66% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in “adjustable-rate U.S. government mortgage securities.” “Adjustable-rate U.S. government mortgage securities” include adjustable-rate mortgage securities (ARMS) and other mortgage-backed securities with interest rates that adjust periodically to reflect prevailing market interest rates, which are issued or guaranteed by the U.S. government, its agencies or instrumentalities, including government sponsored entities.

Mortgage-backed securities represent an interest in a pool of mortgage loans made by banks and other financial institutions to finance purchases of homes, commercial buildings and other real estate. As the underlying mortgage loans are paid off, investors receive periodic principal and interest payments as well as any unscheduled principal prepayments on the underlying mortgage loans. The mortgage-backed securities purchased by the Fund may include bonds and notes issued or guaranteed by U.S. government-sponsored entities, such as the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac) and by the Government National Mortgage Association (Ginnie Mae). The Fund currently focuses on mortgage-backed securities issued or guaranteed by Fannie Mae and Freddie Mac.

Government agency or instrumentality issues have different levels of credit support. Ginnie Mae pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. U.S. government-sponsored entities, such as Fannie Mae and Freddie Mac, may be chartered by Acts of Congress, but their securities are neither issued nor guaranteed by the U.S. government. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac, no assurance can be given that the U.S. government will continue to do so. Accordingly, securities issued by Fannie Mae and Freddie Mac may involve a risk of non-payment of principal and interest. Investors should remember that guarantees of timely prepayment of principal and interest do not apply to the market prices and yields of the securities or to the net asset value or performance of the Fund, which will vary with changes in interest rates and other market conditions. Any downgrade of the credit rating of the securities issued by the U.S. government may result in a downgrade of securities issued by its agencies or instrumentalities, including government-sponsored entities.

Periodic interest rate adjustments may help keep the prices of ARMS relatively stable when compared with the prices of fixed-rate securities, which generally fall when interest rates rise. As a result, the Fund may participate in increases in interest rates resulting in higher current yields, but with less fluctuation in net asset value than a fund invested in comparable fixed-rate securities. Adjustable-rate securities, however, frequently limit the maximum amount by which the interest rate may change up or down. The Fund, therefore, may not benefit from increases in interest rates if prevailing interest rates exceed a security's maximum allowable periodic or lifetime limits. During periods of falling interest rates, the interest rates on these securities may reset downward, resulting in a lower yield for the Fund.

The Fund may invest up to 20% of its net assets in other securities, including fixed-rate mortgage-backed securities, mortgage-backed securities issued by a private entity, direct obligations of the U.S. government, such as Treasury bills, bonds or notes, and repurchase agreements collateralized by U.S. government or government agency securities.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate

When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these interest rate changes.

Mortgage-Backed Securities

Mortgage-backed securities differ from conventional debt securities because principal is paid back periodically over the life of the security rather than at maturity. The Fund may receive unscheduled payments of principal due to voluntary prepayments, refinancings or foreclosures on the underlying mortgage loans. Because of prepayments, mortgage-backed securities may be less effective than some other types of debt securities as a means of "locking in" long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates. A reduction in the anticipated rate of principal prepayments, especially during periods of rising interest rates, may increase or extend the effective maturity of mortgage-backed securities, making them more sensitive to interest rate changes, subject to greater price volatility, and more susceptible than some other debt securities to a decline in market value when interest rates rise.

Extension Risk

Some debt securities, particularly mortgage-backed securities, are subject to the risk that the debt security’s effective maturity is extended because calls or prepayments are less or slower than anticipated, particularly when interest rates rise. The market value of such security may then decline and become more interest rate sensitive.

Prepayment

Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest.

Adjustable Rate Securities

Because changes in interest rates on adjustable rate securities may lag behind changes in market rates, the value of such securities may decline during periods of rising interest rates until their interest rates reset to market rates. If the changes in market rates are substantial, the interest rate on an adjustable rate security may not reset to market rates during a single adjustment period. Lifetime limits on resets may also prevent their rates from adjusting to market rates.

During periods of declining interest rates, because the interest rates on adjustable rate securities generally reset downward, their market value is unlikely to rise to the same extent as the value of comparable fixed rate securities.

Credit

An issuer of debt securities may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value. While securities issued by Ginnie Mae are backed by the full faith and credit of the U.S. government, not all securities of the various U.S. government agencies are, including those of Fannie Mae and Freddie Mac. While the U.S. government has provided financial support to Fannie Mae and Freddie Mac, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. Accordingly, securities issued by Fannie Mae and Freddie Mac may involve a risk of non-payment of principal and interest. Also, guarantees of principal and interest do not apply to market prices, yields or the Fund’s share price. Any downgrade of the credit rating of the securities issued by the U.S. government may result in a downgrade of securities issued by its agencies or instrumentalities, including government-sponsored entities.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds.

Market

The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

CLASS A ANNUAL TOTAL RETURNS

Best Quarter:	Q1'09	1.72%
Worst Quarter:	Q4'12	-0.39%

AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges) For the periods ended December 31, 2013
Average Annual Total Returns Franklin Adjustable U.S. Government Securities Fund	Label	1 Year	5 Years	10 Years
Barclays U.S. Government Index: 1-2 Year Component		0.39%	0.94%	2.41%
Class A	Return Before Taxes	(2.37%)	1.26%	2.28%
Class A After Taxes on Distributions		(2.97%)	0.51%	1.20%
Class A After Taxes on Distributions and Sales		(1.34%)	0.70%	1.36%
Class C		(1.65%)	1.28%	2.09%	[1]
Advisor Class		0.09%	1.97%	2.67%	[2]
[1]	Since inception July 1, 2003.
[2]	Since inception May 15, 2008.

Performance information for Class A1 and Class R6 shares are not shown because Class A1 had not commenced operations and Class R6 did not have a full calendar year of operations as of the date of this prospectus.

Historical performance for Advisor Class shares prior to their inception is based on the performance of Class A shares. Advisor Class performance has been adjusted to reflect differences in sales charges between classes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Franklin Floating Rate Daily Access Fund
Investment Goal
High level of current income. A secondary goal is preservation of capital.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 128 in the Fund's Prospectus and under “Buying and Selling Shares” on page 79 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Franklin Floating Rate Daily Access Fund	Class A		Class C	Class R6		Advisor Class
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	2.25%		none	none	[1]	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	[2]	1.00%	none	[1]	none
[1]	The Fund began offering Class R6 shares on May 1, 2013.
[2]	There is a 0.75% contingent deferred sales charge that applies to investments of $1 million or more (see "Sales Charges - Class A" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Franklin Floating Rate Daily Access Fund		Class A	Class C	Class R6	Advisor Class
Management Fees (as a percentage of Assets)	[1]	0.50%	0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees		0.25%	0.65%	none	none
Other Expenses (as a percentage of Assets):	[1][2]	0.10%	0.10%	0.03%	0.10%
Acquired Fund Fees and Expenses		0.02%	0.02%	0.02%	0.02%
Expenses (as a percentage of Assets)		0.87%	1.27%	0.55%	0.62%
Fee Waiver or Reimbursement	[3]	(0.02%)	(0.02%)	(0.02%)	(0.02%)
Net Expenses (as a percentage of Assets)	[3][4]	0.85%	1.25%	0.53%	0.60%
[1]	Management fees and other expenses have been restated to reflect current fiscal year fees and expenses as a result of the bundling of the Fund's investment management agreement with its fund administration agreement effective May 1, 2013. Such combined investment management fees are described further under "Management" in the Fund's prospectus. Total annual fund operating expenses are not affected by such bundling.
[2]	Other expenses for Class R6 represent an estimate of expenses, including the effect of this Class's lower shareholder servicing fees.
[3]	Management has contractually agreed in advance to reduce its fee as a result of the Fund's investment in a Franklin Templeton money fund (acquired fund) for at least the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the term set forth above.
[4]	Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waiver and/or expense reimbursement by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Franklin Floating Rate Daily Access Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	310	494	695	1,272
Class C	227	401	695	1,533
Class R6	54	174	305	688
Advisor Class	61	197	344	773

If you do not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Franklin Floating Rate Daily Access Fund Class C	127	401	695	1,533

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42.72% of the average value of its portfolio.

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets in income-producing floating interest rate corporate loans and corporate debt securities made to or issued by U.S. companies, non-U.S. entities and U.S. subsidiaries of non-U.S. entities. Floating interest rates vary with and are periodically adjusted to a generally recognized base interest rate such as the London Interbank Offered Rate (LIBOR) or the Prime Rate. The Fund may invest in companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations or financial restructurings.

Floating interest rate corporate loans and debt securities, also called bank loans or senior floating rate interests, generally have credit ratings below investment grade and may be subject to restrictions on resale. The Fund invests at least 75% of its net assets in corporate loans and corporate debt securities that are rated B or higher at the time of purchase by a nationally recognized statistical rating organization (NRSRO) or, if unrated, are determined to be of comparable quality by the Fund’s investment manager. The Fund may invest up to 25% of its net assets in corporate loans and corporate debt securities that are rated below B by an NRSRO or, if unrated, are determined to be of comparable quality by the investment manager.

The Fund's floating rate investments will typically hold the most senior position in the capitalization structure of the company and be secured by specific collateral. Such senior position means that, in case the company becomes insolvent, the lenders or securityholders in a senior position like the Fund will typically be paid before other creditors of the corporation from the assets of the company.

The Fund typically invests in a corporate loan or corporate debt security if the investment manager judges that the borrower can meet the scheduled payments on the obligation. The investment manager performs its own independent credit analysis of each borrower and of the collateral structure securing the Fund’s investment. The investment manager also will consider the nature of the industry in which the borrower operates, the nature of the borrower's assets, and the general quality and creditworthiness of the borrower.

Some covenant lite loans may be in the market from time to time which tend to have fewer or no financial maintenance covenants and restrictions. A covenant lite loan typically contains fewer clauses which allow an investor to monitor the performance of a company. Covenant lite loans also generally provide fewer investor protections if certain criteria are breached. The Fund may experience losses or delays in enforcing its rights on its holdings of covenant lite loans.

The Fund currently limits its investments in debt obligations of non-U.S. entities to no more than 25% of its total assets. The Fund currently invests predominately in loans or securities that are U.S. dollar-denominated or otherwise provide for payment in U.S. dollars.

The Fund currently does not intend to invest more than 25% of its net assets in the obligations of borrowers in any single industry, except that, under normal market conditions, the Fund invests more than 25% of its net assets in debt obligations of companies operating in the industry group consisting of financial institutions and their holding companies, including commercial banks, thrift institutions, insurance companies and finance companies. These firms, or agent banks, may serve as administrators of these corporate loans issued by other companies. For purposes of this restriction, the Fund currently considers such companies to include the borrower, the agent bank and any intermediate participant. The Fund may invest up to 100% of its total assets in loans where firms in such industry group are borrowers, agent banks or intermediate participants.

In addition to the Fund’s main investments, the Fund may invest up to 20% of its net assets in certain other types of debt obligations or securities, including secured or unsecured corporate loans and corporate debt securities, and fixed rate obligations of U.S. companies, non-U.S. entities and U.S. subsidiaries of non-U.S. entities.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Credit

An issuer of debt securities may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

Floating Rate Corporate Investments

The floating rate corporate loans and corporate debt securities in which the Fund invests generally have credit ratings below investment grade and may be subject to resale restrictions. Additionally, they are often issued in connection with highly leveraged transactions. Such transactions include leveraged buyout loans, leveraged recapitalization loans, and other types of acquisition financing. Leveraged buyout loans are subject to greater credit risks than other investments including a greater possibility that the borrower may default or enter bankruptcy. A significant portion of floating rate corporate investments may be “covenant lite” loans that may contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics. Covenant lite loans may hinder the Fund’s ability to monitor the performance of the borrower and to protect the value of Fund’s investment in the event of the borrower’s financial difficulties.

Covenant Lite Loans and Debt Securities

In the event of a breach of a covenant in non-covenant lite loans or debt securities, lenders may have the ability to obtain concessions from the borrowers in exchange for a waiver or amendment of covenants. In contrast, covenant lite loans do not necessarily offer the same ability to obtain additional concessions from borrowers. This risk is offset to varying degrees by the fact that the same financial and performance information is available with or without covenants to lenders and the public alike and can be used to detect such early warning signs as deterioration of a borrower’s financial condition or results. With such information, the portfolio managers are normally able to take appropriate action without the help of covenants in the loan agreements or debt securities. Covenant lite corporate loans and debt securities, however, may foster a capital structure designed to avoid defaults by giving borrowers or issuers increased financial flexibility when they need it the most.

High-Yield Debt Securities

Issuers of lower-rated or “high-yield” debt securities (also called “junk bonds”) are not as strong financially as those issuing higher credit quality debt securities. High-yield debt securities are generally considered predominantly speculative by the applicable rating agencies as their issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than those of higher credit quality. High-yield debt securities are generally more illiquid (harder to sell) and harder to value.

Liquidity

From time to time, the trading market for a particular security or type of security in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event and will also generally lower the value of a security. Market prices for such securities may be volatile.

Impairment of Collateral

The value of collateral securing a loan or other corporate debt security may decline after the Fund invests and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund, or the collateral securing a loan may be found invalid, may be used to pay other outstanding obligations of the borrower under applicable law or may be difficult to sell.

Market

The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Prepayment

Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. The risks of investing in foreign securities are typically greater in less developed or emerging market countries.

Interest Rate

When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these interest rate changes.

Variable Rate Securities

Because changes in interest rates on variable rate securities (including floating rate securities) may lag behind changes in market rates, the value of such securities may decline during periods of rising interest rates until their interest rates reset to market rates. If the changes in market rates are substantial, the interest rate on a variable rate security may not reset during a single adjustment period. Lifetime limits on resets may also prevent their rates from adjusting to market rates.

During periods of declining interest rates, because the interest rates on variable rate securities generally reset downward, their market value is unlikely to rise to the same extent as the value of comparable fixed rate securities.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

CLASS A ANNUAL TOTAL RETURNS

Best Quarter:	Q2'09	11.68%
Worst Quarter:	Q4'08	-18.90%

AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges) For the periods ended December 31, 2013
Average Annual Total Returns Franklin Floating Rate Daily Access Fund	Label	1 Year	5 Years	10 Years
Credit Suisse Leveraged Loan Index		6.15%	13.51%	5.06%
Class A	Return Before Taxes	2.18%	9.36%	3.47%
Class A After Taxes on Distributions		0.62%	7.77%	1.82%
Class A After Taxes on Distributions and Sales		1.22%	6.74%	2.04%
Class C		3.12%	9.42%	3.30%
Advisor Class		4.80%	10.13%	3.96%

Performance information for Class R6 shares is not shown because this class did not have a full calendar year of operations as of the date of this prospectus.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Franklin Low Duration Total Return Fund
Investment Goal
A high level of current income as is consistent with prudent investing, while seeking preservation of capital.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 128 in the Fund's Prospectus and under “Buying and Selling Shares” on page 79 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Franklin Low Duration Total Return Fund	Class A		Class C	Class R6		Advisor Class
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	2.25%		none	none	[1]	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	[2]	1.00%	none	[1]	none
[1]	The Fund began offering Class R6 shares on May 1, 2013.
[2]	There is a 0.75% contingent deferred sales charge that applies to investments of $1 million or more (see "Sales Charges - Class A" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Franklin Low Duration Total Return Fund		Class A	Class C	Class R6	Advisor Class
Management Fees (as a percentage of Assets)	[1]	0.55%	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees		0.25%	0.65%	none	none
Other Expenses (as a percentage of Assets):	[1][2]	0.18%	0.18%	0.07%	0.18%
Expenses (as a percentage of Assets)		0.98%	1.38%	0.62%	0.73%
Fee Waiver or Reimbursement	[3]	(0.18%)	(0.18%)	(0.18%)	(0.18%)
Net Expenses (as a percentage of Assets)	[3]	0.80%	1.20%	0.44%	0.55%
[1]	Management fees and other expenses have been restated to reflect current fiscal year fees and expenses as a result of the bundling of the Fund's investment management agreement with its fund administration agreement effective May 1, 2013. Such combined investment management fees are described further under "Management" in the Fund's prospectus. Total annual fund operating expenses are not affected by such bundling.
[2]	Other expenses for Class R6 represent an estimate of expenses, including the effect of this Class's lower shareholder servicing fees.
[3]	Management has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses (excluding the Rule 12b-1 fees, acquired fund fees and expenses and certain non-routine expenses) for each class of the Fund do not exceed (and could be less than) 0.55%, until February 28, 2015. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the terms set forth above.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waiver and/or expense reimbursement by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Franklin Low Duration Total Return Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	305	513	737	1,383
Class C	222	419	738	1,642
Class R6	45	180	328	757
Advisor Class	56	215	388	890

If you do not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Franklin Low Duration Total Return Fund Class C	122	419	738	1,642

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 64.86% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests primarily in investment grade debt securities and investments, including government and corporate debt securities, mortgage- and asset-backed securities, floating rate corporate loans and debt securities, and municipal securities, targeting an estimated average portfolio duration of three (3) years or less. Derivatives whose reference securities are investment grade are considered by the Fund to be investment grade.

Duration is a measure of the expected price volatility of a debt instrument as a result of changes in market rates of interest, based on the weighted average timing of the instrument’s expected principal and interest payments and other factors. The Fund's focus on the credit quality of its portfolio is intended to reduce credit risk and help to preserve the Fund's capital.

The Fund may also invest up to 20% of its total assets in non-investment grade debt securities, including up to 5% in securities rated lower than B by S&P or Moody’s, which may include defaulted securities. The Fund may invest up to 25% of its total assets in foreign securities, including up to 20% of its total assets in non-U.S. dollar denominated securities and up to 10% of its total assets in emerging market securities.

The Fund may also invest in many different securities issued or guaranteed by the U.S. government or by non-U.S. governments or their respective agencies or instrumentalities, including mortgage-backed securities and inflation-indexed securities issued by the U.S. Treasury. Mortgage-backed securities represent an interest in a pool of mortgage loans made by banks and other financial institutions to finance purchases of homes, commercial buildings and other real estate. The individual mortgage loans are packaged or "pooled" together for sale to investors. As the underlying mortgage loans are paid off, investors receive principal and interest payments. These securities may be fixed-rate or adjustable-rate mortgage-backed securities (ARMS). The Fund may also invest a small portion of its assets directly in mortgage loans.

To pursue its investment goals, the Fund regularly enters into various derivative transactions, including currency and cross-currency forwards, currency, currency index, bond and interest rate futures contracts and options on interest rate futures contracts, and swap agreements, including interest rate, currency and credit default swaps, and options on interest rate and credit default swap agreements. The use of these derivative transactions may allow the Fund to obtain net long or short exposures to select currencies, interest rates, countries, duration or credit risks. These derivatives may be used to enhance Fund returns, increase liquidity, gain exposure to certain instruments or markets in a more efficient or less expensive way and/or hedge risks associated with its other portfolio investments.

In choosing investments, the Fund’s investment manager selects securities in various market sectors based on the investment manager’s assessment of changing economic, market, industry and issuer conditions. The investment manager uses a “top-down” analysis of macroeconomic trends, combined with a “bottom-up” fundamental analysis of market sectors, industries and issuers, to try to take advantage of varying sector reactions to economic events.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate

When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these interest rate changes.

Credit

An issuer of debt securities may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

High-Yield Debt Securities

Issuers of lower-rated or “high-yield” debt securities (also called “junk bonds”) are not as strong financially as those issuing higher credit quality debt securities. High-yield debt securities are generally considered predominantly speculative by the applicable rating agencies as their issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than those of higher credit quality. High-yield debt securities are generally more illiquid (harder to sell) and harder to value.

Floating Rate Corporate Investments

The floating rate corporate loans and corporate debt securities in which the Fund invests generally have credit ratings below investment grade and may be subject to resale restrictions. Additionally, they are often issued in connection with highly leveraged transactions. Such transactions include leveraged buyout loans, leveraged recapitalization loans, and other types of acquisition financing. Leveraged buyout loans are subject to greater credit risks than other investments including a greater possibility that the borrower may default or enter bankruptcy. A significant portion of floating rate corporate investments may be “covenant lite” loans that may contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics. Covenant lite loans may hinder the Fund’s ability to monitor the performance of the borrower and to protect the value of Fund’s investment in the event of the borrower’s financial difficulties.

Derivative Instruments

The performance of derivative instruments depends largely on the performance of an underlying instrument, such as a currency, security or index, and such instruments often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund's portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund's initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds.

Mortgage-Backed and Asset-Backed Securities

Mortgage-backed securities differ from conventional debt securities because principal is paid back periodically over the life of the security rather than at maturity. The Fund may receive unscheduled payments of principal due to voluntary prepayments, refinancings or foreclosures on the underlying mortgage loans. Because of prepayments, mortgage-backed securities may be less effective than some other types of debt securities as a means of "locking in" long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates. A reduction in the anticipated rate of principal prepayments, especially during periods of rising interest rates, may increase or extend the effective maturity of mortgage-backed securities, making them more sensitive to interest rate changes, subject to greater price volatility, and more susceptible than some other debt securities to a decline in market value when interest rates rise.

Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage-backed securities, asset-backed securities are subject to prepayment and extension risks.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. The risks of investing in foreign securities are typically greater in less developed or emerging market countries.

Currency Management Strategies

Currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the investment manager expects. In addition, currency management strategies, to the extent that they reduce the Fund’s exposure to currency risks, may also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates. Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses. Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.

Extension Risk

Some debt securities, particularly mortgage-backed securities, are subject to the risk that the debt security’s effective maturity is extended because calls or prepayments are less or slower than anticipated, particularly when interest rates rise. The market value of such security may then decline and become more interest rate sensitive.

Prepayment

Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest.

Market

The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

CLASS A ANNUAL TOTAL RETURNS

Best Quarter:	Q3'09	2.87%
Worst Quarter:	Q3'11	-1.94%

AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges) For the periods ended December 31, 2013
Average Annual Total Returns Franklin Low Duration Total Return Fund	Label	1 Year	5 Years	Since Inception
Barclays U.S. Government/Credit Index: 1-3 Year Component		0.65%	2.02%	3.06%
Class A	Return Before Taxes	(1.10%)	3.28%	3.29%
Class A After Taxes on Distributions		(2.08%)	2.23%	2.07%
Class A After Taxes on Distributions and Sales		(0.62%)	2.15%	2.09%
Class C		(0.21%)	3.32%	3.09%
Advisor Class		1.44%	4.04%	3.72%

Performance information for Class R6 shares is not shown because this class did not have a full calendar year of operations as of the date of this prospectus.

Historical performance for Class C and Advisor Class shares prior to their inception is based on the performance of Class A shares. Class C and Advisor Class performance has been adjusted to reflect differences in sales charges and 12b-1 expenses (with respect to Class C only) between classes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Franklin Total Return Fund
Investment Goal
High current income, consistent with preservation of capital. As a secondary goal, capital appreciation over the long term.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 128 in the Fund's Prospectus and under “Buying and Selling Shares” on page 79 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Franklin Total Return Fund	Class A		Class C	Class R	Class R6		Advisor Class
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	4.25%		none	none	none	[1]	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	[2]	1.00%	none	none	[1]	none
[1]	The Fund began offering Class R6 shares on May 1, 2013.
[2]	There is a 0.75% contingent deferred sales charge that applies to investments of $1 million or more (see "Sales Charges - Class A" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Franklin Total Return Fund		Class A	Class C	Class R	Class R6	Advisor Class
Management Fees (as a percentage of Assets)	[1]	0.47%	0.47%	0.47%	0.47%	0.47%
Distribution and Service (12b-1) Fees		0.25%	0.65%	0.50%	none	none
Other Expenses (as a percentage of Assets):	[1][2]	0.20%	0.20%	0.20%	0.04%	0.20%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)		0.93%	1.33%	1.18%	0.52%	0.68%
Fee Waiver or Reimbursement	[3]	(0.04%)	(0.04%)	(0.04%)	(0.04%)	(0.04%)
Net Expenses (as a percentage of Assets)	[3][4]	0.89%	1.29%	1.14%	0.48%	0.64%
[1]	Management fees and other expenses have been restated to reflect current fiscal year fees and expenses as a result of the bundling of the Fund's investment management agreement with its fund administration agreement effective May 1, 2013. Such combined investment management fees are described further under "Management" in the Fund's prospectus. Total annual fund operating expenses are not affected by such bundling.
[2]	Other expenses for Class R6 represent an estimate of expenses, including the effect of this Class's lower shareholder servicing fees.
[3]	Management has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses (excluding the Rule 12b-1 fees, acquired fund fees and expenses and certain non-routine expenses) for each class of the Fund do not exceed (and could be less than) 0.63% until February 28, 2015. Management also has contractually agreed in advance to reduce its fees as a result of the Fund's investment in a Franklin Templeton money fund (acquired fund) for at least the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the terms set forth above.
[4]	Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waiver and/or expense reimbursement by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Franklin Total Return Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	512	705	914	1,516
Class C	231	418	725	1,599
Class R	116	371	645	1,429
Class R6	49	163	287	649
Advisor Class	65	214	375	843

If you do not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Franklin Total Return Fund Class C	131	418	725	1,599

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 371.54% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its assets in investment grade debt securities and investments, including government and corporate debt securities, mortgage- and asset-backed securities, floating interest rate corporate loans and debt securities, and municipal securities. Derivatives whose reference securities are investment grade are considered by the Fund to be investment grade. The Fund currently focuses on government and corporate debt securities and mortgage- and asset-backed securities. The Fund's focus on the credit quality of its portfolio is intended to reduce credit risk and help to preserve the Fund's capital.

The Fund may also invest up to 20% of its total assets in non-investment grade debt securities, including up to 5% in securities rated lower than B by S&P or Moody’s, which may include defaulted securities. The Fund may invest up to 25% of its total assets in foreign securities, including up to 20% of its total assets in non-U.S. dollar denominated securities and up to 10% of its total assets in emerging market securities.

The Fund may invest in many different securities issued or guaranteed by the U.S. government or by non-U.S. governments or their respective agencies or instrumentalities, including mortgage-backed securities and inflation-indexed securities issued by the U.S. Treasury.

The Fund may invest in mortgage dollar rolls. In a mortgage dollar roll, the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the period between the sale and repurchase, the Fund forgoes principal and interest paid on the mortgage-backed securities. The Fund earns money on a mortgage dollar roll from any difference between the sale price and the future purchase price, as well as the interest earned on the cash proceeds of the initial sale.

To pursue its investment goals, the Fund regularly enters into various derivative transactions, including currency and cross-currency forwards, currency, currency index, bond and interest rate futures contracts and options on interest rate futures contracts, and swap agreements, including interest rate, currency and credit default swaps, and options on interest rate and credit default swap agreements. The use of these derivative transactions may allow the Fund to obtain net long or short exposures to select currencies, interest rates, countries, duration or credit risks. These derivatives may be used to enhance Fund returns, increase liquidity, gain exposure to certain instruments or markets in a more efficient or less expensive way and/or hedge risks associated with its other portfolio investments.

In choosing investments, the Fund’s investment manager selects securities in various market sectors based on the investment manager’s assessment of changing economic, market, industry and issuer conditions. The investment manager uses a “top-down” analysis of macroeconomic trends, combined with a “bottom-up” fundamental analysis of market sectors, industries and issuers, to try to take advantage of varying sector reactions to economic events.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate

When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these interest rate changes.

Credit

An issuer of debt securities may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

High-Yield Debt Securities

Issuers of lower-rated or “high-yield” debt securities (also called “junk bonds”) are not as strong financially as those issuing higher credit quality debt securities. High-yield debt securities are generally considered predominantly speculative by the applicable rating agencies as their issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than those of higher credit quality. High-yield debt securities are generally more illiquid (harder to sell) and harder to value.

Floating Rate Corporate Investments

The floating rate corporate loans and corporate debt securities in which the Fund invests generally have credit ratings below investment grade and may be subject to resale restrictions. Additionally, they are often issued in connection with highly leveraged transactions. Such transactions include leveraged buyout loans, leveraged recapitalization loans, and other types of acquisition financing. Leveraged buyout loans are subject to greater credit risks than other investments including a greater possibility that the borrower may default or enter bankruptcy. A significant portion of floating rate corporate investments may be “covenant lite” loans that may contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics. Covenant lite loans may hinder the Fund’s ability to monitor the performance of the borrower and to protect the value of Fund’s investment in the event of the borrower’s financial difficulties.

Derivative Instruments

The performance of derivative instruments depends largely on the performance of an underlying instrument, such as a currency, security or index, and such instruments often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund's portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund's initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds.

Mortgage-Backed and Asset-Backed Securities

Mortgage-backed securities differ from conventional debt securities because principal is paid back periodically over the life of the security rather than at maturity. The Fund may receive unscheduled payments of principal due to voluntary prepayments, refinancings or foreclosures on the underlying mortgage loans. Because of prepayments, mortgage-backed securities may be less effective than some other types of debt securities as a means of "locking in" long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates. A reduction in the anticipated rate of principal prepayments, especially during periods of rising interest rates, may increase or extend the effective maturity of mortgage-backed securities, making them more sensitive to interest rate changes, subject to greater price volatility, and more susceptible than some other debt securities to a decline in market value when interest rates rise.

Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage-backed securities, asset-backed securities are subject to prepayment and extension risks.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. The risks of investing in foreign securities are typically greater in less developed or emerging market countries.

Currency Management Strategies

Currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the investment manager expects. In addition, currency management strategies, to the extent that they reduce the Fund’s exposure to currency risks, may also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates. Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses. Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.

Extension Risk

Some debt securities, particularly mortgage-backed securities, are subject to the risk that the debt security’s effective maturity is extended because calls or prepayments are less or slower than anticipated, particularly when interest rates rise. The market value of such security may then decline and become more interest rate sensitive.

Prepayment

Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest.

Mortgage Dollar Rolls

In a mortgage dollar roll, the Fund takes the risk that: the market price of the mortgage-backed securities will drop below their future purchase price; the securities that it repurchases at a later date will have less favorable market characteristics; the other party to the agreement will not be able to perform; the roll adds leverage to the Fund's portfolio; and, it increases the Fund's sensitivity to interest rate changes. In addition, investment in mortgage dollar rolls may increase the turnover rate for the Fund.

Market

The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Portfolio turnover

Investing in investment funds may be more costly to the Fund than if the Fund had invested in the underlying securities directly. Shareholders of the Fund will indirectly bear the fees and expenses (including management and advisory fees and other expenses) of the underlying investment funds.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

CLASS A ANNUAL TOTAL RETURNS

Best Quarter:	Q3'09	6.20%
Worst Quarter:	Q3'08	-4.05%

AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges) For the periods ended December 31, 2013
Average Annual Total Returns Franklin Total Return Fund	Label	1 Year	5 Years	10 Years
Barclays U.S. Aggregate Index		(2.02%)	4.44%	4.55%
Class A	Return Before Taxes	(5.20%)	6.61%	4.37%
Class A After Taxes on Distributions		(6.74%)	4.84%	2.56%
Class A After Taxes on Distributions and Sales		(2.94%)	4.52%	2.70%
Class C		(2.31%)	7.10%	4.41%
Class R		(1.21%)	7.27%	4.56%
Advisor Class		(0.74%)	7.81%	5.09%

Performance information for Class R6 shares is not shown because this class did not have a full calendar year of operations as of the date of this prospectus.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.